RELATED PARTY TRANSACTIONS - Working Capital Loans (Details) - USD ($)	Jun. 23, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Exercise price of warrants (in USD per share)	$ 1
Maximum Borrowing Capacity Of Related Party Promissory Note	$ 2,000,000
Debt Conversion, Converted Instrument, Warrants or Options Issued	1
Sponsor [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Maximum Borrowing Capacity Of Related Party Promissory Note	$ 2,000,000
Working Capital Loans | Sponsor [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Working Capital Loans		$ 1,232,707	$ 0
Working Capital Loans | Promissory Note | IPO And Over-Allotment Option
Related Party Transaction [Line Items]
Debt amount which can be converted to warrants			$ 2,000,000
Exercise price of warrants (in USD per share)		$ 1	$ 1
Notes payable			$ 0	$ 0